Vessels	12 Months Ended
Dec. 31, 2014
Vessels [Abstract]
Vessels

6.       Vessels

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2012	$1,515,370	$(304,232)	$1,211,138

- Transfer from advances for vessels under construction and acquisition and other vessel costs (Note 5)	26,676	-	26,676
- Acquisition, improvements and other vessel costs	144,544	-	144,544
- Depreciation for the year	-	(61,983)	(61,983)
Balance, December 31, 2013	$1,686,590	$(366,215)	$1,320,375

- Transfer from advances for vessels under construction and acquisition and other vessel costs (Note 5)	62,588	-	62,588
- Acquisitions, improvements and other vessel costs	58,476	-	58,476
- Depreciation for the year	-	(68,306)	(68,306)
Balance, December 31, 2014	$1,807,654	$(434,521)	$1,373,133

In January 2013, the vessel Myrto was delivered to the Company from an unrelated third party for the purchase price of $26,500 according to a memorandum of agreement that Tuvalu had entered in 2012.

During 2013, the Company, through subsidiaries entered into memoranda of agreement to purchase from unaffiliated third parties five vessels, one Panamax, two Kamsarmaxes and two Capesize vessels for an aggregate price of $141,423.

During 2014, the Company took delivery of “Crystalia” and “Atalandi”, which until then were under construction and additionally acquired the Capesize dry bulk carrier “GP Zafirakis” for $58,000, which was delivered in August 2014.